CONTRACT ASSETS AND CONTRACT LIABILITIES - Additional information (Details) ¥ in Millions	6 Months Ended
Jun. 30, 2026 CNY (¥)
CONTRACT ASSETS AND CONTRACT LIABILITIES
Revenue that was included in contract liability balance at beginning of period	¥ 14.2